UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street

                    Albany, NY                             12207-1002

(Address of principal executive offices)                     (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedules of Investments.

Paradigm Value Fund
		Schedule of Investments
	September 30, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Air Courier Services
72,000	Air Transport Services Group, Inc. *	$ 1,545,840	2.44%

Aircraft Parts & Auxiliary Equipment, NEC
10,000	Ducommun Incorporated *	408,400	0.65%

Ball & Roller Bearings
10,000	NN, Inc.	156,000	0.25%

Cable & Other Pay Television Services
33,700	TiVo Solutions Inc.	419,565	0.66%

Communications Equipment, NEC
20,000	Vocera Communications, Inc. *	731,600	1.16%

Computer Communications Equipment
110,300	A10 Networks, Inc. *	670,624
90,000	Extreme Networks, Inc. *	493,200
		1,163,824	1.84%

Construction - Special Trade Contractors
76,800	Matrix Service Co. *	1,893,120	2.99%

Electrical Work
19,700	EMCOR Group Inc.	1,479,667	2.34%

Electronic Computers
10,000	Omnicell, Inc. *	719,000	1.14%

Glass Products, Made of Purchased Glass
15,000	Apogee Enterprises, Inc.	619,800	0.98%

Guided Missiles & Space Vehicles & Parts
30,000	Kratos Defense & Security Solutions, Inc. *	443,400	0.70%

Heavy Construction Other Than Building Construction - Contractors
23,000	Granite Construction Incorporated	1,051,100	1.66%

Industrial Organic Chemicals
21,700	Sensient Technologies Corporation	1,660,267	2.62%

Laboratory Analytical Instruments
19,900	PerkinElmer Inc.	1,935,673	3.06%

Millwood, Veneer, Plywood, & Structural Wood Members
5,000	American Woodmark Corporation *	392,250	0.62%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
10,000	Summit Materials, Inc. - Class A *	181,800	0.29%

Miscellaneous Electrical Machinery, Equipment & Supplies
50,000	Electro Scientific Industries, Inc. *	872,500	1.38%

Motor Vehicle Parts & Accessories
30,000	Modine Manufacturing Company *	447,000
48,000	Tower International, Inc.	1,452,000
		1,899,000	3.00%

National Commercial Banks
37,000	First Merchants Corporation	1,664,630
18,936	National Bank Holdings Corporation - Class A	712,941
		2,377,571	3.76%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
140,000	RTI Surgical, Inc. *	630,000	1.00%

Printed Circuit Boards
15,000	Jabil Circuit, Inc.	406,200	0.64%

Retail - Apparel & Accessory Stores
20,000	Citi Trends, Inc.	575,400
85,400	Express Inc. *	944,524
33,400	Tailored Brands, Inc.	841,346
		2,361,270	3.73%

Retail - Catalog & Mail-Order Houses
3,000	Insight Enterprises, Inc. *	162,270	0.26%

Retail - Family Clothing Stores
67,600	American Eagle Outfitters, Inc.	1,678,508	2.65%

Retail - Miscellaneous Shopping Goods Stores
50,000	Barnes & Noble, Inc.	290,000	0.46%

Retail - Retail Stores, NEC
9,100	IAC/InterActiveCorp. *	1,972,152	3.12%

Retail - Shoe Stores
24,800	Foot Locker, Inc.	1,264,304	2.00%

Savings Institution, Federally Chartered
40,300	LegacyTexas Financial Group, Inc.	1,716,780	2.71%

Semiconductors & Related Devices
50,300	EMCORE Corporation *	238,925
40,000	FormFactor, Inc. *	550,000
20,000	Ichor Holdings, Ltd. *	408,400
61,600	Kulicke & Soffa Industries Inc. (Singapore)	1,468,544
7,588	Marvell Technology Group Ltd. (Bermuda)	146,448
60,000	Oclaro, Inc. *	536,400
20,400	Qorvo, Inc. *	1,568,556
		4,917,273	7.76%

Services - Business Services, NEC
21,400	Tabula Rasa HealthCare, Inc. *	1,737,466	2.75%

Services - Computer Integrated Systems Design
54,100	Convergys Corp.	1,284,334
30,000	Ribbon Communications Inc. *	204,900
		1,489,234	2.35%

Services - Help Supply Services
44,400	Kforce Inc.	1,669,440	2.64%

Services - Home Health Care Services
25,200	Addus HomeCare Corporation *	1,767,780	2.79%

Services - Hospitals
17,400	Magellan Health Services Inc. *	1,253,670
21,650	MEDNAX, Inc. *	1,010,189
		2,263,859	3.57%

Services - Management Services
100,000	R1 RCM Inc. *	1,016,000	1.61%

Services - Skilled Nursing Care Facilities
10,000	The Ensign Group, Inc.	379,200	0.60%

Special Industry Machinery, NEC
50,800	Brooks Automation, Inc.	1,779,524	2.81%

State Commercial Banks
27,000	Banner Corporation	1,678,590
30,000	Renasant Corporation	1,236,300
		2,914,890	4.60%

Telegraph & Other Message Communications
18,900	j2 Global, Inc.	1,565,865	2.47%

Telephone & Telegraph Apparatus
10,000	Fabrinet (Thailand) *	462,600	0.73%

Transportation Services
15,400	GATX Corp.	1,333,486	2.11%

Wholesale - Computers & Peripheral Equipment & Software
8,000	SYNNEX Corporation	677,600	1.07%

Wholesale - Lumber & Other Construction Materials
20,000	Foundation Building Materials, Inc. *	249,400
80,000	Huttig Building Products, Inc. *	337,600
		587,000	0.93%

Women's, Misses', and Juniors Outerwear
30,000	J.Jill, Inc. *	185,400	0.29%

Wood Household Furniture, (No Upholstered)
18,000	Ethan Allen Interiors Inc.	373,500	0.59%

Total for Common Stocks (Cost $29,901,053)		55,551,978	87.78%

REAL ESTATE INVESTMENT TRUSTS
56,000	Blackstone Mortgage Trust, Inc. - Class A	1,876,560
33,309	Gramercy Property Trust Inc.	913,999
14,750	Mid-America Apartment Communities Inc.	1,477,655
Total for Real Estate Investment Trusts (Cost $2,652,788)		4,268,214	6.74%

MONEY MARKET FUNDS
3,733,373	SEI Daily Income Trust Government Fund CL F 2.08% **	3,733,373	5.90%
(Cost $3,733,373)

Total Investment Securities		63,553,565	100.42%
	(Cost $36,287,214)

Liabilities in Excess of Other Assets		(266,745)	-0.42%

Net Assets		$ 63,286,820	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2018.

See accompanying notes to Schedule of Investments.

Paradigm Select Fund
		Schedule of Investments
		September 30, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Cable & Other Pay Television Services
33,600	TiVo Solutions Inc.	418,320	1.47%

Chemical & Allied Products
1,775	Innospec Inc.	136,231
6,725	Olin Corp.	172,698
		308,929	1.09%

Communications Equipment, NEC
8,000	Lumentum Holdings Inc. *	479,600	1.69%

Construction - Special Trade Contractors
27,300	Matrix Service Co. *	672,945	2.37%

Electrical Work
5,700	EMCOR Group Inc.	428,127	1.51%

Electromedical & Electrotherapeutic Apparatus
11,400	Masimo Corporation *	1,419,756	5.00%

Fire, Marine & Casualty Insurance
3,950	American Financial Group Inc.	438,332
6,150	Aspen Insurance Holdings Limited (Bermuda)	257,070
		695,402	2.45%

Footwear (No Rubber)
12,000	Caleres, Inc.	430,320	1.52%

General Industrial Machinery & Equipment
12,000	Rexnord Corporation *	369,600	1.30%

Industrial Instruments for Measurement, Display, and Control
5,800	MKS Instruments, Inc.	464,870	1.64%

Industrial Organic Chemicals
5,800	Sensient Technologies Corporation	443,758
4,350	Westlake Chemical Corp.	361,529
		805,287	2.84%

Instruments for Measurement & Testing of Electricity & Electric Signals
18,675	Teradyne, Inc.	690,601	2.43%

Laboratory Analytical Instruments
9,700	PerkinElmer Inc.	943,519	3.32%

Millwood, Veneer, Plywood, & Structural Wood Members
6,000	American Woodmark Corporation *	470,700	1.66%

Miscellaneous Manufacturing Industries
6,600	Hillenbrand, Inc.	345,180	1.22%

Plastics Products
12,000	Entegris, Inc.	347,400	1.22%

Printed Circuit Boards
20,700	Jabil Circuit, Inc.	560,556
16,000	TTM Technologies, Inc. *	254,560
		815,116	2.87%

Retail - Apparel & Accessory Stores
8,950	Tailored Brands, Inc.	225,450	0.79%

Retail - Catalog & Mail-Order Houses
9,000	Insight Enterprises, Inc. *	486,810	1.72%

Retail - Eating & Drinking Places
6,700	Cannae Holdings, Inc. *	140,365	0.49%

Retail - Family Clothing Stores
22,900	American Eagle Outfitters, Inc.	568,607	2.00%

Retail - Lumber & Other Building Materials Dealers
33,600	BMC Stock Holdings, Inc. *	626,640	2.21%

Retail - Radio, TV & Consumer Electronics Stores
12,400	Best Buy Co., Inc.	984,064	3.47%

Retail - Retail Stores, NEC
6,600	IAC/InterActiveCorp. *	1,430,352	5.04%

Retail - Shoe Stores
11,000	Foot Locker, Inc.	560,780	1.98%

Savings Institution, Federally Chartered
7,800	Capitol Federal Financial, Inc.	99,372	0.35%

Search, Detection, Navigation, Guidance, Aeronautical Systems
6,800	Garmin Ltd. (Switzerland)	476,340	1.68%

Semiconductors & Related Devices
10,000	Ichor Holdings, Ltd. *	204,200
20,500	Kulicke & Soffa Industries Inc. (Singapore)	488,720
32,025	Marvell Technology Group Ltd. (Bermuda)	618,083
11,200	Qorvo, Inc. *	861,168
5,800	Skyworks Solutions, Inc.	526,118
		2,698,289	9.51%

Services - Computer Integrated Systems Design
22,000	Allscripts Healthcare Solutions, Inc. *	313,500
19,800	Convergys Corp.	470,052
		783,552	2.76%

Services - Help Supply Services
18,625	Kelly Services, Inc. - Class A	447,559
11,350	Kforce Inc.	426,760
		874,319	3.08%

Services - Hospitals
9,000	Magellan Health Services Inc. *	648,450
8,000	MEDNAX, Inc. *	373,280
		1,021,730	3.60%

Services - Prepackaged Software
1,809	Black Knight, Inc. *	93,978
8,300	Progress Software Corporation	292,907
		386,885	1.36%

Steel Pipe & Tubes
11,950	Allegheny Technologies Incorporated *	353,122	1.24%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
4,200	Carpenter Technology Corporation	247,590	0.87%

Surgical & Medical Instruments & Apparatus
17,700	Globus Medical, Inc. - Class A *	1,004,652
5,000	NuVasive, Inc. *	354,900
		1,359,552	4.79%

Telegraph & Other Message Communications
7,300	j2 Global, Inc.	604,805	2.13%

Telephone & Telegraph Apparatus
12,000	Fabrinet * (Thailand)	555,120	1.96%

Title Insurance
5,900	Fidelity National Financial, Inc.	232,165	0.82%

Wholesale - Computers & Peripheral Equipment & Software
7,600	SYNNEX Corporation	643,720	2.27%

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
4,300	EnerSys	374,659	1.32%

Wholesale - Lumber & Other Construction Materials
8,400	Boise Cascade Company	309,120	1.09%

Wood Household Furniture, (No Upholstered)
10,000	Ethan Allen Interiors Inc.	207,500	0.73%

Total for Common Stocks (Cost $19,373,318)		26,356,580	92.86%

REAL ESTATE INVESTMENT TRUSTS
5,900	Mid-America Apartment Communities Inc.	591,062	2.08%
Total for Real Estate Investment Trusts (Cost $500,280)

MONEY MARKET FUNDS
1,624,066	SEI Daily Income Trust Government Fund CL F 2.08% **	1,624,066	5.72%
(Cost $1,624,066)

Total Investment Securities		28,571,708	100.66%
	(Cost $21,497,664)

Liabilities in Excess of Other Assets		(186,925)	-0.66%

Net Assets		$ 28,384,783	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2018.

See accompanying notes to Schedule of Investments.

Paradigm Opportunity Fund
		Schedule of Investments
		September 30, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Cable & Other Pay Television Services
13,300	TiVo Solutions Inc.	$ 165,585	1.16%

Communications Equipment, NEC
7,000	Lumentum Holdings Inc. *	419,650	2.93%

Computer Communications Equipment
30,700	A10 Networks, Inc. *	186,656	1.30%

Construction - Special Trade Contractors
12,500	Matrix Service Co. *	308,125	2.15%

Electrical Work
5,400	EMCOR Group Inc.	405,594	2.83%

General Industrial Machinery & Equipment
11,400	Rexnord Corporation *	351,120	2.45%

Industrial Instruments for Measurement, Display, and Control
4,360	MKS Instruments, Inc.	349,454	2.44%

Industrial Organic Chemicals
6,350	Sensient Technologies Corporation	485,838	3.39%

Instruments for Measurement & Testing of Electricity & Electric Signals
7,775	Teradyne, Inc.	287,519	2.01%

Laboratory Analytical Instruments
4,000	PerkinElmer Inc.	389,080	2.72%

Miscellaneous Electrical Machinery, Equipment & Supplies
9,800	Electro Scientific Industries, Inc. *	171,010	1.19%

Miscellaneous Manufacturing Industries
5,200	Hillenbrand, Inc.	271,960	1.90%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
5,700	Avanos Medical, Inc. *	390,450	2.73%

Retail - Apparel & Accessory Stores
11,875	Express Inc. *	131,338
46,900	Francesca's Holdings Corporation *	173,999
4,900	Tailored Brands, Inc.	123,431
		428,768	2.99%

Retail - Department Stores
2,500	Dillard's, Inc. - Class A	190,850	1.33%

Retail - Family Clothing Stores
13,300	American Eagle Outfitters, Inc.	330,239	2.31%

Retail - Lumber & Other Building Materials Dealers
18,800	BMC Stock Holdings, Inc. *	350,620	2.45%

Retail - Retail Stores, NEC
2,500	IAC/InterActiveCorp. *	541,800	3.78%

Retail - Shoe Stores
3,500	DSW Inc. - Class A	118,580
6,700	Foot Locker, Inc.	341,566
		460,146	3.21%

Semiconductors & Related Devices
18,300	Kulicke & Soffa Industries Inc. (Singapore)	436,272
5,700	Qorvo, Inc. *	438,273
4,700	Skyworks Solutions, Inc.	426,337
		1,300,882	9.08%

Services - Business Services, NEC
6,600	Tabula Rasa HealthCare, Inc. *	535,854	3.74%

Services - Computer Integrated Systems Design
31,500	Allscripts Healthcare Solutions, Inc. *	448,875
9,900	Convergys Corp.	235,026
		683,901	4.78%

Services - Computer Processing & Data Preparation
81,100	Castlight Health, Inc. - Class B *	218,970
17,900	Inovalon Holdings, Inc. - Class A *	179,895
		398,865	2.78%
Services - Help Supply Services
18,500	Kelly Services, Inc. - Class A	444,555	3.10%

Services - Home Health Care Services
5,100	Addus HomeCare Corporation *	357,765	2.50%

Services - Hospitals
5,900	Magellan Health Services Inc. *	425,095
4,600	MEDNAX, Inc. *	214,636
		639,731	4.47%

Services - Prepackaged Software
5,900	Progress Software Corporation	208,211	1.45%

Special Industry Machinery (No Metalworking Machinery)
4,300	Kadant Inc.	463,755	3.24%

Special Industry Machinery, NEC
15,000	Brooks Automation, Inc.	525,450	3.67%

Surgical & Medical Instruments & Apparatus
10,400	AtriCure, Inc. *	364,312
18,700	GenMark Diagnostics, Inc. *	137,445
4,500	OrthoPediatrics Corp. *	164,880
		666,637	4.65%

Telegraph & Other Message Communications
5,000	j2 Global, Inc.	414,250	2.89%

Total for Common Stocks (Cost $9,035,271)		13,124,320	91.62%

REAL ESTATE INVESTMENT TRUSTS
3,700	Mid-America Apartment Communities Inc.	370,666	2.59%
Total for Real Estate Investment Trusts (Cost $200,380)

MONEY MARKET FUNDS
1,091,923	SEI Daily Income Trust Government Fund CL F 2.08% **	1,091,923	7.62%
(Cost $1,091,923)

Total Investment Securities		14,586,909	101.83%
	(Cost $10,327,574)

Liabilities in Excess of Other Assets		(262,174)	-1.83%

Net Assets		$ 14,324,735	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2018.

See accompanying notes to Schedule of Investments.

Paradigm Micro-Cap Fund
		Schedule of Investments
		September 30, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Parts & Auxiliary Equipment, NEC
25,000	Ducommun Incorporated *	$ 1,021,000	1.76%

Ball & Roller Bearings
120,000	NN, Inc.	1,872,000	3.23%

Communications Equipment, NEC
50,000	Vocera Communications, Inc. *	1,829,000	3.15%

Computer Communications Equipment
260,000	Extreme Networks, Inc. *	1,424,800	2.46%

Computer Peripheral Equipment, NEC
220,000	Mitek Systems, Inc. *	1,551,000	2.67%

Electronic Computers
32,000	Omnicell, Inc. *	2,300,800	3.97%

Engines & Turbines
325,000	Westport Fuel Systems Inc. *	975,000	1.68%

Footwear (No Rubber)
50,000	Caleres, Inc.	1,793,000	3.09%

Guided Missiles & Space Vehicles & Parts
120,000	Kratos Defense & Security Solutions, Inc. *	1,773,600	3.06%

Instruments for Measurement & Testing of Electricity & Electric Signals
10,000	Cohu, Inc.	251,000
150,000	Xcerra Corporation *	2,140,500
		2,391,500	4.12%

Millwood, Veneer, Plywood, & Structural Wood Members
25,000	American Woodmark Corporation *	1,961,250	3.38%

Motor Vehicle Parts & Accessories
130,000	Modine Manufacturing Company *	1,937,000	3.34%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
500,000	RTI Surgical, Inc. *	2,250,000	3.88%

Printed Circuit Boards
80,000	TTM Technologies, Inc. *	1,272,800	2.19%

Pharmaceutical Preparations
60,000	Dermira, Inc. *	654,000	1.13%

Retail - Apparel & Accessory Stores
60,000	Citi Trends, Inc.	1,726,200
140,000	Francesca’s Holdings Corporation *	519,400
58,600	Tilly's, Inc. - Class A *	1,110,470
		3,356,070	5.78%

Retail - Catalog & Mail-Order Houses
30,000	Insight Enterprises, Inc. *	1,622,700	2.80%

Retail - Home Furniture, Furnishings & Equipment Stores
200,000	Pier 1 Imports, Inc.	300,000	0.52%

Retail - Retail Stores, NEC
183,800	Kirkland's, Inc. *	1,854,542	3.20%

Retail - Women's Clothing Stores
300,000	New York & Company, Inc. *	1,158,000	2.00%

Semiconductors & Related Devices
56,700	FormFactor, Inc. *	779,625
90,000	Ichor Holdings, Ltd. *	1,837,800
170,000	Oclaro, Inc. *	1,519,800
200,000	Ultra Clean Holdings, Inc. *	2,510,000
		6,647,225	11.46%

Services - Computer Integrated Systems Design
360,000	Aerohive Networks, Inc. *	1,483,200
140,000	Allscripts Healthcare Solutions, Inc. *	1,995,000
150,000	Ribbon Communications Inc. *	1,024,500
		4,502,700	7.76%

Services - Computer Processing & Data Preperation
200,000	Castlight Health, Inc. - Class B *	540,000	0.93%

Services - Computer Programming
20,000	Computer Programs and Systems, Inc.	537,000	0.93%

Services - Management Services
260,000	R1 RCM Inc. *	2,641,600	4.55%

Special Industry Machinery, NEC
40,000	Axcelis Technologies, Inc. *	786,000	1.35%

Special Industry Machinery (No Metalworking Machinery)
10,800	Kadant Inc.	1,164,780	2.01%

Surgical & Medical Instruments & Apparatus
100,000	Alphatec Holdings, Inc. *	337,000
20,000	Orthofix Medical Inc. *	1,156,200
10,000	SeaSpine Holdings Corporation *	155,600
20,000	Sensus Healthcare, Inc. *	167,600
		1,816,400	3.12%

Wholesale - Computers & Peripheral Equipment & Software
40,000	ScanSource, Inc. *	1,596,000	2.75%

Wholesale - Lumber & Other Construction Materials
120,000	Foundation Building Materials, Inc. *	1,496,400
250,000	Huttig Building Products, Inc. *	1,055,000
		2,551,400	4.40%

Women's, Misses', and Juniors Outerwear
200,000	J.Jill, Inc. *	1,236,000	2.13%

Total for Common Stocks (Cost $48,051,814)		57,317,167	98.80%

MONEY MARKET FUNDS
890,184	SEI Daily Income Trust Government Fund CL F 2.08% **	890,184	1.53%
(Cost $890,184)

Total Investment Securities		58,207,351	100.33%
	(Cost $48,941,998)

Liabilities in Excess of Other Assets		(191,106)	-0.33%

Net Assets		$ 58,016,245	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2018.

See accompanying notes to Schedule of Investments.

PARADIGM FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2018

(Unaudited)

1. SECURITY TRANSACTIONS
For federal income tax purposes, at September 30, 2018 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Value Fund	Opportunity Fund	Select Fund
Cost of Investments	$36,287,214	$10,327,574	$21,497,664
Gross Unrealized Appreciation	$28,788,780	$4,837,837	$8,075,229
Gross Unrealized Depreciation	($1,522,429)	($578,502)	($1,001,185)
Net Unrealized Appreciation
(Depreciation) on Investments	$27,266,351	$4,259,335	$7,074,044

Micro-Cap Fund
Cost of Investments	$48,941,998
Gross Unrealized Appreciation	$12,844,638
Gross Unrealized Depreciation	($3,579,285)
Net Unrealized Appreciation
(Depreciation) on Investments	$9,265,353

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Funds use the highest cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

The Funds may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividend to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs K-1. For financial reporting purpose management does not estimate the tax character of MLP distributions for which actual information has not been reported.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each fund is calculated by taking the total value of the fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

ESTIMATES: The financial statements are prepared in accordance with GAAP which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of September 30, 2018:

Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$55,551,978	$-	$-	$55,551,978
Real Estate Investment Trusts	4,268,214	-	-	4,268,214
Money Market Funds	3,733,373	-	-	3,733,373
Total	$63,553,565	$-	$-	$63,553,565

Opportunity:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$13,124,320	$-	$-	$13,124,320
Real Estate Investment Trusts	370,666	-	-	370,666
Money Market Funds	1,091,923	-	-	1,091,923
Total	$14,586,909	$-	$-	$14,586,909

Select:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$26,356,580	$-	$-	$26,356,580
Real Estate Investment Trusts	591,062	-	-	591,062
Money Market Funds	1,624,066	-	-	1,624,066
Total	$28,571,708	$-	$-	$28,571,708

Micro-Cap:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$57,317,167	$-	$-	$57,317,167
Contingent Value Rights	-	-	-	-
Money Market Funds	890,184	-	-	890,184
Total	$58,207,351	$-	$-	$58,207,351

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any level 3 assets during the three month period ended September 30, 2018.  There were no transfers into or out of the levels during the period ended September 30, 2018.  It is the Funds’ policy to consider transfers into or out the levels as of the end of the reporting period.

The Funds did not invest in any derivative instruments during the three month period ended September 30, 2018.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By: /s/Candace King Weir

      Candace King Weir

      President

Date:                11/20/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir

      Candace King Weir

      President

Date:                11/20/18

By: /s/Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date:                11/20/18